Submission	Mar. 13, 2026
Submission [Line Items]
Central Index Key	0001355839
Registrant Name	INTELLIGENT PROTECTION MANAGEMENT CORP.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A